Ordinary shares - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Aug. 15, 2023 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares		Dec. 31, 2021 CNY (¥) shares
Changes In Equity And Comprehensive Income [Line Items]
Repurchase of shares | $	$ 100,000
Repurchase period	12 months
Total aggregated consideration | ¥		¥ 206,345
Payment for repurchased shares		¥ 202,422	$ 28,511	¥ 0	[1]	¥ 0
Class A ordinary shares
Changes In Equity And Comprehensive Income [Line Items]
Stock issued during period shares stock options exercised with restricted stock award issuance		2,454,365	2,454,365	1,717,720		2,222,119
Common shares, shares issued		82,696,852	82,696,852	89,401,484		86,993,764
Common shares, shares outstanding		82,696,852	82,696,852	89,401,484		86,993,764
Class B ordinary shares
Changes In Equity And Comprehensive Income [Line Items]
Number of shares conversion of during period		0	0	690,000		1,280,804
Common shares, shares issued		150,386,517	150,386,517	150,386,517		151,076,517
Common shares, shares outstanding		150,386,517	150,386,517	150,386,517		151,076,517
American Depository Shares
Changes In Equity And Comprehensive Income [Line Items]
Number of shares repurchased		9,158,997	9,158,997
Total aggregated consideration		¥ 206,345	$ 29,000
Payment for repurchased shares | ¥		¥ 202,422

[1]	HUYA Inc. consolidated 2022 statement of cash flows has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).